Interest Rates and Maturities of Senior Borrowings and Bonds, and Subordinated Borrowings and Bonds (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010
Debt Instrument [Line Items]
Borrowings and bonds	¥ 8,859,765		¥ 8,276,452
Senior borrowings and bonds
Debt Instrument [Line Items]
Borrowings and bonds	4,550,298		3,517,969
Senior borrowings and bonds | Fixed Rate | Minimum | Denominated in Japanese yen
Debt Instrument [Line Items]
Interest rates	0.00%	[1]
Senior borrowings and bonds | Fixed Rate | Minimum | Denominated in U.S. dollars
Debt Instrument [Line Items]
Interest rates	0.00%	[1]
Senior borrowings and bonds | Fixed Rate | Minimum | Denominated in other currencies
Debt Instrument [Line Items]
Interest rates	6.16%	[1]
Senior borrowings and bonds | Fixed Rate | Maximum | Denominated in Japanese yen
Debt Instrument [Line Items]
Interest rates	10.00%	[1]
Senior borrowings and bonds | Fixed Rate | Maximum | Denominated in U.S. dollars
Debt Instrument [Line Items]
Interest rates	7.49%	[1]
Senior borrowings and bonds | Fixed Rate | Maximum | Denominated in other currencies
Debt Instrument [Line Items]
Interest rates	7.37%	[1]
Senior borrowings and bonds | Fixed Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Maturities, lower range	Apr. 2011	[2]
Maturities, upper range	Jul. 2040	[2]
Borrowings and bonds	3,007,615		2,486,198
Senior borrowings and bonds | Fixed Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Maturities, lower range	Oct. 2011	[2]
Maturities, upper range	Sep. 2038	[2]
Borrowings and bonds	5,288		4,810
Senior borrowings and bonds | Fixed Rate | Denominated in other currencies
Debt Instrument [Line Items]
Maturities, lower range	Jun. 2011	[2]
Maturities, upper range	Jan. 2012	[2]
Borrowings and bonds	11,243		24,842
Senior borrowings and bonds | Floating Rate | Minimum | Denominated in Japanese yen
Debt Instrument [Line Items]
Interest rates	0.00%	[1]
Senior borrowings and bonds | Floating Rate | Minimum | Denominated in U.S. dollars
Debt Instrument [Line Items]
Interest rates	0.00%	[1]
Senior borrowings and bonds | Floating Rate | Minimum | Denominated in other currencies
Debt Instrument [Line Items]
Interest rates	0.00%	[1]
Senior borrowings and bonds | Floating Rate | Maximum | Denominated in Japanese yen
Debt Instrument [Line Items]
Interest rates	14.80%	[1]
Senior borrowings and bonds | Floating Rate | Maximum | Denominated in U.S. dollars
Debt Instrument [Line Items]
Interest rates	10.00%	[1]
Senior borrowings and bonds | Floating Rate | Maximum | Denominated in other currencies
Debt Instrument [Line Items]
Interest rates	2.20%	[1]
Senior borrowings and bonds | Floating Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Maturities, lower range	Apr. 2011	[2]
Maturities, upper range	Sep. 2041	[2]
Borrowings and bonds	1,231,317		814,498
Senior borrowings and bonds | Floating Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Maturities, lower range	Apr. 2011	[2]
Maturities, upper range	Jul. 2047	[2]
Borrowings and bonds	294,202		187,577
Senior borrowings and bonds | Floating Rate | Denominated in other currencies
Debt Instrument [Line Items]
Maturities, lower range	Nov. 2012	[2]
Maturities, upper range	May 2015	[2]
Borrowings and bonds	633		44
Subordinated borrowings and bonds
Debt Instrument [Line Items]
Borrowings and bonds	4,309,467		4,758,483
Subordinated borrowings and bonds | Fixed Rate | Minimum | Denominated in Japanese yen
Debt Instrument [Line Items]
Interest rates	1.10%	[1]
Subordinated borrowings and bonds | Fixed Rate | Minimum | Denominated in U.S. dollars
Debt Instrument [Line Items]
Interest rates	5.89%	[1]
Subordinated borrowings and bonds | Fixed Rate | Maximum | Denominated in Japanese yen
Debt Instrument [Line Items]
Interest rates	4.74%	[1]
Subordinated borrowings and bonds | Fixed Rate | Maximum | Denominated in U.S. dollars
Debt Instrument [Line Items]
Interest rates	14.91%	[1]
Subordinated borrowings and bonds | Fixed Rate | Maximum | Denominated in Euro
Debt Instrument [Line Items]
Interest rates	4.98%	[1]
Subordinated borrowings and bonds | Fixed Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Maturities, lower range	Apr. 2011	[2]
Maturities, upper range	Perpetual	[2]
Borrowings and bonds	3,536,156		3,627,819
Subordinated borrowings and bonds | Fixed Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Maturities, lower range	Apr. 2014	[2]
Maturities, upper range	Perpetual	[2]
Borrowings and bonds	246,290		484,902
Subordinated borrowings and bonds | Fixed Rate | Denominated in Euro
Debt Instrument [Line Items]
Maturities, lower range	Perpetual	[2]
Maturities, upper range	Perpetual	[2]
Borrowings and bonds	59,588		63,324
Subordinated borrowings and bonds | Floating Rate | Minimum | Denominated in Japanese yen
Debt Instrument [Line Items]
Interest rates	0.49%	[1]
Subordinated borrowings and bonds | Floating Rate | Minimum | Denominated in U.S. dollars
Debt Instrument [Line Items]
Interest rates	0.69%	[1]
Subordinated borrowings and bonds | Floating Rate | Maximum | Denominated in Japanese yen
Debt Instrument [Line Items]
Interest rates	3.99%	[1]
Subordinated borrowings and bonds | Floating Rate | Maximum | Denominated in U.S. dollars
Debt Instrument [Line Items]
Interest rates	1.16%	[1]
Subordinated borrowings and bonds | Floating Rate | Denominated in Japanese yen
Debt Instrument [Line Items]
Maturities, lower range	Apr. 2011	[2]
Maturities, upper range	Perpetual	[2]
Borrowings and bonds	406,318		505,004
Subordinated borrowings and bonds | Floating Rate | Denominated in U.S. dollars
Debt Instrument [Line Items]
Maturities, lower range	May 2016	[2]
Maturities, upper range	Jan. 2018	[2]
Borrowings and bonds	61,115		69,315
Subordinated borrowings and bonds | Floating Rate | Denominated in Euro
Debt Instrument [Line Items]
Borrowings and bonds			¥ 8,119

[1]	The interest rates shown are the range of contractual rates in effect at March 31, 2011.
[2]	Maturity information shown is the range of maturities at March 31, 2011.